Acquisition of Tanker Investments Ltd. (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	May 31, 2017 shares	Nov. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares				2,155,172
Purchase price consideration				$ 5,000	$ 0	$ 5,000	$ 0
Percentage of voting interests acquired					100.00%
TIL
Business Acquisition [Line Items]
Business acquisition, number of shares (in shares) | shares		27,000,000
Purchase price consideration	$ 151,300		$ 151,262
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.7
Secured debt	$ 338,900
Assumed long-term debt	337,100
Transaction costs	$ 6,900
Percentage of voting interests acquired	11.30%
Fair value	$ 19,200
Total acquisition cost	177,400
Working capital	47,100
Liabilities, excluding banking debt	47,100
Vessels	467,200
Existing time-charter contracts	$ 200
TIL | Suezmax Tankers
Business Acquisition [Line Items]
Number of vessels | vessel	10
TIL | Aframax Tankers
Business Acquisition [Line Items]
Number of vessels | vessel	6
TIL | Long Range 2
Business Acquisition [Line Items]
Number of vessels | vessel	2
TIL | Vessels
Business Acquisition [Line Items]
Average age of acquired vessels	7 years 4 months
TIL | Class A
Business Acquisition [Line Items]
Share exchange (in shares) | shares		3.3
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	88,977,544		88,977,544
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.70		$ 1.70